INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships which is amortized on a straight-line basis over its useful life of 5 years. The below balance includes $25 thousand of indefinite-lived trademarks that are not amortized.

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2023	$4,463
Additions	25
Balance at December 31, 2024	4,488
Additions	-
Balance at March 31, 2025	4,488
Accumulated Amortization
Balance at December 31, 2023	1,021
Amortization	892
Balance at December 31, 2024	1,913
Amortization	223
Balance at March 31, 2025	2,136

Carrying Amounts
Balance at December 31, 2024	2,575
Balance at March 31, 2025	$2,352

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED MARCH 31, 2025 AND 2024

UNAUDITED

As of March 31, 2025, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2025, excluding the three months ended March 31, 2025	$669
2026	780
2027	780
2028	98
2029 and thereafter	—
Total	$2,327